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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008

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Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:             Barry J. Schiffman
Address:          c/o Globespan Capital Management, LLC
                  One Boston Place, Suite 2810
                  Boston, MA  02108
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Form 13F File Number:  28-12946

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry J. Schiffman
Phone:  617-305-2300

Signature, Place, and Date of Signing:

/s/ Barry J. Schiffman     Boston, Massachusetts         August 12, 2008
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Report Type (Check only one.)

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager:
         Form 13F File Number              Name
         28-12944                          JAV Management Associates III, L.L.C.
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